OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Operating Expenses [Abstract]
Bank charges	$ 5	$ 3	$ 9	$ 8
Bulyanhulu reduced operations program costs	7	6	14	12
Litigation	6	9	9	19
Miscellaneous write-offs	0	0	1	2
Donations and subsidies expense	18	0	18	0
Porgera care and maintenance costs	27	0	27	0
Acacia - other	0	4	0	5
Other expenses, by nature	20	0	29	8
Other Operating Expenses	83	22	107	54
Other Income:
Gains (losses) on disposals of non-current assets	8	(12)	(52)	(12)
Gains on change in fair value of derivatives	12	0	5	1
Other	(6)	(3)	(12)	(8)
Total other income	(10)	(15)	(69)	(21)
Total	$ 73	$ 7	$ 38	$ 33